Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 1	$ 140,738
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 2	1.20
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 3	$ 3,400,000
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 4	0.16
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 5	$ (52,818)
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 6	1.26
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 7	$ (87,920)
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 8	1.16
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 9	$ 3,400,000
Stock Options And Share Purchase Warrants Disclosure Of Number And Weighted Average Exercise Prices Of Share Options 10	0.16